Related Party Transaction - Other Transactions (Details) - USD ($)		2 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 13, 2020	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Proceeds received from note payable to related party		$ 0
Accrued expenses - related parties			$ 17,500		$ 17,500		$ 17,500		$ 17,500
Sponsor Loan
Related Party Transaction [Line Items]
Proceeds received from note payable to related party	$ 200,000
Sponsor Loan | Maximum
Related Party Transaction [Line Items]
Amounts of transaction							200,000		200,000
Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses per month							10,000		10,000
Total expenses incurred		0		$ 30,000	100,000		90,000
Accrued expenses - related parties		0	10,000		10,000	$ 10,000	10,000	$ 10,000	10,000
Wolfe Strategic Services Agreement
Related Party Transaction [Line Items]
Expenses per month							7,500		7,500
Total expenses incurred		0	22,500			$ 22,500	67,500	$ 52,500	75,000
Accrued expenses - related parties		$ 0	$ 7,500		$ 7,500		7,500		7,500
Working Capital Loans
Related Party Transaction [Line Items]
Proceeds received from note payable to related party							$ 0		$ 0
Price of warrants (in dollars per share)			$ 1.50		$ 1.50		$ 1.50		$ 1.50
Working Capital Loans | Maximum
Related Party Transaction [Line Items]
Loans convertible into warrants			$ 1,100,000		$ 1,100,000		$ 1,100,000		$ 1,100,000